Commitments and Contingencies (Details Narrative) $ in Thousands						1 Months Ended					3 Months Ended					7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 21, 2023 USD ($) Capacity	Apr. 27, 2023 USD ($) Capacity	Mar. 29, 2023 USD ($) Capacity	Mar. 06, 2023 USD ($) Capacity	Feb. 05, 2023 USD ($) Capacity	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($) Capacity Installment	Jun. 30, 2022 USD ($) Capacity Installment	Apr. 30, 2022 USD ($) Installment Capacity	Sep. 30, 2024 USD ($) Vessel Capacity Installment	Jun. 30, 2024 USD ($) Capacity Installment Vessel	Mar. 31, 2024 USD ($) Installment Capacity	Sep. 30, 2023 USD ($) Capacity Installment	Jun. 30, 2023 USD ($)	Jul. 27, 2022 USD ($) Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 USD ($) Capacity	Dec. 14, 2022 USD ($) Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Additions					$ 35,605															$ 66,733
Contractual Obligation																							$ 186,295
Deposits for vessels acquisitions																							$ 444,897	$ 434,134
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010											82,003	81,692	182,393	182,079	5,300	84,852	182,064	5,300
Other Assets, Noncurrent																							$ 61,749	62,111
Initial direct costs																							56,543
Capitalized expenses	$ 2,574	$ 2,579	$ 3,028	$ 1,600	$ 1,305		$ 16,745									$ 986					$ 243		1,166
Nave Cosmos [Member]
Property, Plant and Equipment [Line Items]
Date of delivery										May 13, 2024
Nave Polaris [Member]
Property, Plant and Equipment [Line Items]
Date of delivery										August 12, 2024,
Nave Photon [Member]
Property, Plant and Equipment [Line Items]
Date of delivery										October 21, 2024
Nave Neutrino [Member]
Property, Plant and Equipment [Line Items]
Date of delivery										January 14, 2025
HMM Ocean [Member]
Property, Plant and Equipment [Line Items]
Date of delivery									January 20, 2025
HMM Sky [Member]
Property, Plant and Equipment [Line Items]
Date of delivery									February 17, 2025
Four Aframax/ LR2 newbuilding tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Additions										$ 58,500				$ 61,250
Increase (Decrease) in Deposits Outstanding										$ 23,400
Number of installments | Installment										4
Contractual Obligation																							35,100
Deposits for vessels acquisitions																							25,063
Vessel capacity in DWT | Capacity										115,000
Additional features										$ 4,158
Four Aframax/ LR2 newbuilding tanker vessels [Member] | First installment for four vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions							25,063
Four Aframax/ LR2 newbuilding tanker vessels [Member] | Second installment for four vessels and third installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																								31,329
Four Aframax/ LR2 newbuilding tanker vessels [Member] | Third installment for other three vessels and fourth installment for three vessels and last installment for three vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions							156,645
First installment of each vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions							$ 46,204
Second and third installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																								103,959
Fourth installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																							34,653
Two newbuilding liquified natural gas dual fuel [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in TEU | Capacity									7,700
Additions									$ 115,510
Increase (Decrease) in Deposits Outstanding									$ 92,408
Number of installments | Installment									4
Contractual Obligation																							23,102
Deposits for vessels acquisitions																							184,816
Two Aframax/ LR2 newbuilding tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Additions								$ 60,500
Date of expected delivery of vessel								first half of 2025
Increase (Decrease) in Deposits Outstanding								$ 24,200
Number of installments | Installment								4
Contractual Obligation																							36,300
Deposits for vessels acquisitions																							42,350
Vessel capacity in DWT | Capacity								115,000
Additional features								$ 4,158
Two Aframax/ LR2 newbuilding tanker vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																								12,100
Two Aframax/ LR2 newbuilding tanker vessels [Member] | Third installment for two vessels and fourth installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																							30,250
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel							second half of 2025 and the first half of 2026								second half of 2026
Increase (Decrease) in Deposits Outstanding							$ 18,000								$ 18,000
Lessee, Operating Lease, Description							ten								ten years
Other Assets, Noncurrent																							11,650
Two newbuilding Japanese MR2 Product Tanker vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions															$ 9,000									9,000
One Newbuilding Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Other Assets, Noncurrent																							11,810
Two newbuilding Japanese MR2 Product Tankers [member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel						first half of 2027
Increase (Decrease) in Deposits Outstanding						$ 20,000
Lessee, Operating Lease, Description						ten years
Other Assets, Noncurrent																							12,739
Two newbuilding Japanese MR2 Product Tankers [member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																								$ 10,000
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel												4
Date of expected delivery of vessel														during 2026
Increase (Decrease) in Deposits Outstanding														$ 27,562
Number of installments | Installment														4
Contractual Obligation														$ 33,688
Deposits for vessels acquisitions																							55,125
Vessel capacity in DWT | Capacity												115,000		115,000
Additional features														$ 3,300
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																							62,625
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First installment for four vessels and second installment for three vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																							55,125
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions												$ 62,250
Date of expected delivery of vessel												second half of 2027
Increase (Decrease) in Deposits Outstanding												$ 34,238
Number of installments | Installment												4
Contractual Obligation												$ 28,012
Additional features												3,300
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions												$ 63,000
Date of expected delivery of vessel												first half of 2028
Increase (Decrease) in Deposits Outstanding												$ 34,650
Number of installments | Installment												4
Contractual Obligation												$ 28,350
Additional features												$ 3,300
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First Two Vessels and Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions																							62,625
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions													$ 61,250
Date of expected delivery of vessel													during 2027
Increase (Decrease) in Deposits Outstanding													$ 27,562
Number of installments | Installment													4
Contractual Obligation													$ 33,688
Deposits for vessels acquisitions																							18,375
Vessel capacity in DWT | Capacity													115,000
Additional features													$ 3,300
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																							$ 18,375
Two TEU Newbuilding Methanol-ready And Scrubber-fitted Containerships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel											2	2
Vessel capacity in TEU | Capacity											7,900	7,900
Additions											$ 102,750	$ 102,750
Date of expected delivery of vessel											second half of 2026 and the first half of 2027	2026
Increase (Decrease) in Deposits Outstanding											$ 82,200	$ 82,200
Number of installments | Installment											4	4
Contractual Obligation											$ 20,550	$ 20,550
Additional features											$ 3,250	$ 3,250